Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash And Cash Equivalents Tables Abstract
Schedule of cash and cash equivalents
	31/12/2017	31/12/2018
	US$’000	US$’000
Cash at bank and on hand, representing cash and cash equivalents	7,312	2,604